UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

New Markets Income

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.85%	$ 1,000.00	$ 1,022.60	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	8.5	8.5
Venezuela	6.6	6.1
Russia	6.1	6.6
Turkey	5.4	6.7
Cayman Islands	5.2	3.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	6.1	6.6
Turkish Republic	4.8	6.3
Petroleos Mexicanos	4.6	2.7
Petroleos de Venezuela SA	3.8	3.5
U.S. Treasury Obligations	3.0	0.0
	22.3
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Corporate Bonds 36.4%	Corporate Bonds 29.5%
Government Obligations 50.0%	Government Obligations 58.0%
Stocks 1.9%	Stocks 0.9%
Preferred Securities 1.5%	Preferred Securities 1.2%
Investment Companies 0.9%	Investment Companies 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 9.3%	Short-Term Investments and Net Other Assets (Liabilities) 9.9%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.4%
		Principal Amount (e)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (h)		$ 8,240,000	$ 8,658,452
Azerbaijan - 0.4%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		7,895,000	7,635,255
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		8,000,000	8,471,360
TOTAL AZERBAIJAN			16,106,615
Bermuda - 0.8%
Digicel Group Ltd. 6.75% 3/1/23 (h)		6,780,000	6,646,434
Mubadala GE Capital Ltd. 3% 11/10/19 (h)		23,265,000	23,061,431
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		5,490,000	6,635,280
TOTAL BERMUDA			36,343,145
Brazil - 1.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (h)		6,575,000	6,640,750
5.5% 7/12/20 (h)		7,095,000	7,378,800
5.75% 9/26/23 (h).		13,785,000	14,070,350
6.369% 6/16/18 (h)		10,370,000	11,095,900
6.5% 6/10/19 (h)		8,355,000	9,012,956
Caixa Economica Federal:
2.375% 11/6/17 (h)		6,125,000	5,895,313
3.5% 11/7/22 (h)		3,970,000	3,499,555
4.25% 5/13/19 (h)		13,475,000	13,336,208
4.5% 10/3/18 (h)		8,220,000	8,230,275
7.25% 7/23/24 (h)(j)		3,285,000	3,186,450
TOTAL BRAZIL			82,346,557
British Virgin Islands - 1.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	28,545,000	8,549,912
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (h)		8,485,000	8,974,058
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (h)		9,240,000	9,442,809
4.875% 5/17/42 (h)		4,625,000	4,745,079
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (h)		6,570,000	6,890,747
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (h)		8,240,000	8,635,306
5.375% 10/17/43 (h)		3,215,000	3,555,922
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (h)		4,600,000	4,510,811
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
British Virgin Islands - continued
State Grid Overseas Investment 2013 Ltd.: - continued
4.375% 5/22/43 (h)		$ 3,300,000	$ 3,197,271
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (h)		9,240,000	9,677,930
4.85% 5/7/44 (h)		2,800,000	2,952,351
TOTAL BRITISH VIRGIN ISLANDS			71,132,196
Canada - 0.2%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		890,000	861,075
7% 2/15/21 (h)		1,540,000	1,472,625
7.25% 10/15/19 (h)		2,800,000	2,807,000
7.25% 5/15/22 (h)		2,155,000	2,060,719
TOTAL CANADA			7,201,419
Cayman Islands - 2.9%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (h)		15,375,000	15,185,334
Brazil Minas SPE 5.333% 2/15/28 (h)		11,515,000	10,881,675
Lamar Funding Ltd. 3.958% 5/7/25 (h)		9,080,000	8,830,300
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		3,070,000	3,036,936
5.375% 1/27/21		26,745,000	25,723,341
6.125% 10/6/16		7,360,000	7,562,400
6.75% 1/27/41		24,725,000	21,652,424
8.375% 12/10/18		30,630,000	33,461,131
TOTAL CAYMAN ISLANDS			126,333,541
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (h)		6,570,000	6,654,753
Colombia - 0.3%
Ecopetrol SA:
5.375% 6/26/26		6,065,000	5,971,902
7.375% 9/18/43		5,760,000	6,037,632
TOTAL COLOMBIA			12,009,534
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (h)		3,555,000	3,645,653
Banco Nacional de Costa Rica 6.25% 11/1/23 (h)		3,400,000	3,417,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Costa Rica - continued
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (h)		$ 2,900,000	$ 2,432,375
6.95% 11/10/21 (h)		7,001,000	7,342,299
TOTAL COSTA RICA			16,837,327
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		25,962,000	26,156,715
JSC Georgian Railway 7.75% 7/11/22 (h)		5,410,000	5,867,145
TOTAL GEORGIA			32,023,860
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (h)		4,355,000	4,855,956
India - 0.2%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		6,575,000	6,526,845
ICICI Bank Ltd. 7.25% (h)(i)(j)		2,250,000	2,292,991
TOTAL INDIA			8,819,836
Indonesia - 1.4%
PT Pertamina Persero:
4.3% 5/20/23 (h)		7,210,000	6,903,575
4.875% 5/3/22 (h)		8,390,000	8,463,413
5.25% 5/23/21 (h)		5,770,000	5,979,451
5.625% 5/20/43 (h)		6,890,000	6,114,875
6% 5/3/42 (h)		7,805,000	7,240,699
6.45% 5/30/44 (h)		10,355,000	10,199,675
6.5% 5/27/41 (h)		10,545,000	10,453,259
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,380,000	7,804,350
TOTAL INDONESIA			63,159,297
Ireland - 1.8%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		8,650,000	8,115,863
SCF Capital Ltd. 5.375% 10/27/17 (h)		10,000,000	9,597,600
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (h)		6,600,000	6,137,802
5.375% 2/13/17 (h)		14,570,000	14,659,751
5.45% 11/22/17 (h)		12,290,000	12,290,000
5.942% 11/21/23 (h)		3,065,000	2,666,550
6.025% 7/5/22 (h)		6,140,000	5,468,517
6.902% 7/9/20 (h)		20,540,000	19,923,800
TOTAL IRELAND			78,859,883
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Israel - 0.6%
B Communications Ltd. 7.375% 2/15/21 (h)		$ 6,485,000	$ 6,955,163
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		8,820,000	9,376,718
7.25% 1/15/19 (Reg. S)		6,040,000	6,810,100
7.75% 12/15/27 (Reg. S)		2,206,000	2,710,733
TOTAL ISRAEL			25,852,714
Kazakhstan - 3.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		12,135,000	10,800,150
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		9,940,000	8,747,200
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (h)		7,455,000	6,791,505
6% 11/7/44 (h)		10,775,000	9,239,563
6.375% 4/9/21 (h)		15,135,000	15,847,859
7% 5/5/20 (h)		22,565,000	24,234,810
9.125% 7/2/18 (h)		20,305,000	22,944,650
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		5,830,000	5,309,148
5.75% 4/30/43 (h)		29,125,000	24,302,337
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	1,983,650
Zhaikmunai International BV 7.125% 11/13/19 (h)		7,435,000	7,035,369
TOTAL KAZAKHSTAN			137,236,241
Luxembourg - 2.9%
Cosan Luxembourg SA 9.5% 3/14/18 (h)	BRL	39,710,000	11,143,731
Gaz Capital SA:
8.146% 4/11/18 (Reg. S)		9,200,000	9,832,500
9.25% 4/23/19 (Reg. S)		3,965,000	4,401,150
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		18,820,000	19,422,240
RSHB Capital SA:
5.1% 7/25/18 (h)		19,115,000	18,254,825
5.298% 12/27/17 (h)		35,305,000	34,494,044
6% 6/3/21 (Reg. S) (j)		5,095,000	4,585,500
6.299% 5/15/17 (Reg. S)		23,590,000	23,707,950
8.5% 10/16/23 (h)		3,540,000	3,168,300
TOTAL LUXEMBOURG			129,010,240
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Malaysia - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		$ 19,800,000	$ 17,372,322
Petronas Capital Ltd. 3.5% 3/18/25 (h)		11,425,000	11,302,695
TOTAL MALAYSIA			28,675,017
Mexico - 6.4%
Comision Federal de Electricid 4.875% 5/26/21 (h)		5,855,000	6,118,475
Pemex Project Funding Master Trust:
6.625% 6/15/35		37,290,000	39,807,075
8.625% 2/1/22		28,592,000	33,953,000
Petroleos Mexicanos:
3.5% 7/23/20 (h)		4,895,000	4,948,747
3.5% 1/30/23		6,215,000	5,896,171
4.5% 1/23/26 (h)		32,395,000	31,662,873
4.875% 1/24/22		5,860,000	6,093,638
4.875% 1/18/24		6,215,000	6,370,375
5.5% 1/21/21		25,430,000	27,578,835
5.5% 6/27/44		14,410,000	13,257,200
5.625% 1/23/46 (h)		10,045,000	9,379,017
6% 3/5/20		6,555,000	7,325,213
6.375% 1/23/45		14,780,000	15,167,975
6.5% 6/2/41		38,505,000	40,045,200
6.625% (h)(i)		35,010,000	34,878,713
TOTAL MEXICO			282,482,507
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	5,100,000	56,857
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		23,585,000	24,410,475
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (h)		7,205,000	7,502,206
6.95% 7/10/42 (h)		15,135,000	14,499,633
Majapahit Holding BV:
7.75% 1/20/20 (h)		6,225,000	7,197,656
7.875% 6/29/37 (Reg. S)		5,850,000	6,742,125
8% 8/7/19 (h)		5,185,000	5,975,713
Petrobras Global Finance BV:
6.25% 3/17/24		28,900,000	27,902,083
6.85% 6/5/15		33,380,000	27,383,617
7.25% 3/17/44		16,475,000	15,294,731
TOTAL NETHERLANDS			136,965,096
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		$ 7,340,000	$ 9,606,592
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		5,795,000	6,823,613
South Africa - 1.0%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		21,470,000	21,040,600
6.75% 8/6/23 (h)		6,600,000	6,690,618
7.125% 2/11/25 (h)		7,985,000	8,079,063
TransCanada PipeLines Ltd. 4% 7/26/22 (h)		8,625,000	8,283,450
TOTAL SOUTH AFRICA			44,093,731
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (h)		7,156,000	7,352,790
National Savings Bank 8.875% 9/18/18 (h)		4,375,000	4,741,625
TOTAL SRI LANKA			12,094,415
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (h)		13,848,000	16,132,920
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		11,480,000	11,207,350
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (h)		12,170,000	11,642,065
Export Credit Bank of Turkey 5% 9/23/21 (h)		5,080,000	5,111,435
TOTAL TURKEY			16,753,500
United Kingdom - 0.3%
Biz Finance PLC 8.375% 7/27/15 (Reg. S)		13,265,000	10,147,725
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		4,045,000	2,993,300
TOTAL UNITED KINGDOM			13,141,025
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (h)		4,679,027	4,608,841
Venezuela - 3.8%
Petroleos de Venezuela SA:
5.25% 4/12/17		20,595,000	10,255,280
5.375% 4/12/27		60,705,000	20,791,463
5.5% 4/12/37		79,655,000	27,321,665
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
6% 5/16/24 (h)		$ 71,870,000	$ 26,052,875
6% 11/15/26 (Reg. S)		76,390,000	26,927,475
8.5% 11/2/17 (h)		25,800,000	17,737,500
8.5% 11/2/17 (Reg. S)		15,795,000	10,859,063
9% 11/17/21 (Reg. S)		18,975,000	7,732,313
9.75% 5/17/35 (h)		19,725,000	7,978,763
9.75% 5/17/35		9,545,000	3,860,953
12.75% 2/17/22 (h)		13,565,000	6,694,328
TOTAL VENEZUELA			166,211,678
TOTAL NONCONVERTIBLE BONDS (Cost $1,734,604,756)			1,612,237,851
Government Obligations - 50.0%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (h)		43,480,000	42,475,612
Azerbaijan - 0.9%
Azerbaijan Republic 4.75% 3/18/24 (h)		6,020,000	6,133,176
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		21,875,000	20,824,453
5.45% 2/9/17 (Reg. S)		11,740,000	12,159,705
TOTAL AZERBAIJAN			39,117,334
Barbados - 0.7%
Barbados Government:
7% 8/4/22 (h)		19,151,000	19,591,186
7.25% 12/15/21 (h)		11,539,000	11,986,136
TOTAL BARBADOS			31,577,322
Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		4,930,000	4,704,453
Belize - 0.1%
Belize Government 5% 2/20/38 (f)(h)		4,473,800	3,355,350
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (h)		6,475,000	6,863,500
Government Obligations - continued
		Principal Amount (e)	Value
Brazil - 2.8%
Brazilian Federative Republic:
2.625% 1/5/23		$ 14,500,000	$ 12,868,750
4.25% 1/7/25		28,840,000	27,845,020
4.875% 1/22/21		7,890,000	8,245,050
5.625% 1/7/41		8,060,000	7,697,300
8.25% 1/20/34		26,775,000	33,267,938
10.125% 5/15/27		9,232,000	13,617,200
12.25% 3/6/30		9,165,000	15,786,713
TOTAL BRAZIL			119,327,971
Colombia - 2.1%
Colombian Republic:
2.625% 3/15/23		6,515,000	5,967,740
4% 2/26/24		25,865,000	25,735,675
4.375% 7/12/21		5,500,000	5,753,000
6.125% 1/18/41		17,110,000	18,521,575
7.375% 9/18/37		25,805,000	31,804,663
11.75% 2/25/20		5,306,000	7,216,160
TOTAL COLOMBIA			94,998,813
Congo - 0.9%
Congo Republic 4% 6/30/29		44,127,386	39,185,119
Costa Rica - 0.8%
Costa Rican Republic:
4.25% 1/26/23 (h)		6,215,000	5,736,445
4.375% 4/30/25 (h)		5,950,000	5,360,950
5.625% 4/30/43 (h)		3,540,000	2,920,500
7% 4/4/44 (h)		7,340,000	7,101,450
7.158% 3/12/45 (h)		13,810,000	13,464,750
TOTAL COSTA RICA			34,584,095
Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (h)		7,710,000	7,926,882
6% 1/26/24 (h)		10,300,000	10,889,696
6.375% 3/24/21 (h)		9,860,000	10,636,475
Government Obligations - continued
		Principal Amount (e)	Value
Croatia - continued
Croatia Republic: - continued
6.625% 7/14/20 (h)		$ 7,635,000	$ 8,349,560
6.75% 11/5/19		12,705,000	13,983,377
TOTAL CROATIA			51,785,990
Dominican Republic - 1.0%
Dominican Republic:
5.875% 4/18/24 (h)		7,030,000	7,293,625
6.6% 1/28/24 (h)		3,605,000	3,884,388
6.85% 1/27/45 (h)		10,945,000	11,163,900
7.45% 4/30/44 (h)		10,345,000	11,301,913
7.5% 5/6/21 (h)		8,155,000	9,153,988
TOTAL DOMINICAN REPUBLIC			42,797,814
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (h)		13,810,000	12,325,425
Egypt - 0.6%
Arab Republic 5.875% 6/11/25 (h)		15,255,000	14,896,508
Arab Republic of Egypt:
5.75% 4/29/20 (h)		8,300,000	8,623,700
6.875% 4/30/40 (h)		4,830,000	4,721,325
TOTAL EGYPT			28,241,533
El Salvador - 0.8%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,990,000	6,701,663
6.375% 1/18/27 (h)		6,435,000	6,225,863
7.375% 12/1/19		5,055,000	5,484,675
7.625% 2/1/41 (h)		3,110,000	3,078,900
7.65% 6/15/35 (Reg. S)		4,035,000	4,055,175
7.75% 1/24/23 (Reg. S)		3,505,000	3,807,306
8.25% 4/10/32 (Reg. S)		3,570,000	3,900,225
TOTAL EL SALVADOR			33,253,807
Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (h)		9,155,000	9,040,563
Government Obligations - continued
		Principal Amount (e)	Value
Gabon - 0.5%
Gabonese Republic:
6.375% 12/12/24 (h)		$ 14,370,000	$ 13,902,975
6.95% 6/16/25 (h)		7,215,000	7,160,888
TOTAL GABON			21,063,863
Ghana - 0.7%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		12,870,000	11,617,749
8.125% 1/18/26 (h)		14,445,000	13,147,839
8.5% 10/4/17(Reg. S)		7,960,000	8,202,780
TOTAL GHANA			32,968,368
Hungary - 1.7%
Hungarian Republic:
5.375% 2/21/23		9,962,000	10,775,895
5.375% 3/25/24		11,243,000	12,184,601
5.75% 11/22/23		12,496,000	13,839,320
6.25% 1/29/20		13,451,000	15,065,120
6.375% 3/29/21		19,433,000	22,046,739
TOTAL HUNGARY			73,911,675
Indonesia - 1.3%
Indonesian Republic:
3.375% 4/15/23 (h)		5,600,000	5,278,000
3.75% 4/25/22 (h)		7,650,000	7,535,250
4.875% 5/5/21 (h)		10,585,000	11,233,861
5.875% 1/15/24 (h)		9,545,000	10,547,225
6.625% 2/17/37		10,210,000	11,537,300
8.5% 10/12/35 (h)		8,725,000	11,778,750
TOTAL INDONESIA			57,910,386
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		19,400,000	15,686,840
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (h)		5,975,000	5,601,563
5.75% 12/31/32		17,000,000	15,940,900
6.375% 3/3/28 (h)		7,430,000	7,272,113
TOTAL IVORY COAST			28,814,576
Government Obligations - continued
		Principal Amount (e)	Value
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		$ 2,310,000	$ 2,587,200
8% 6/24/19		5,075,000	5,689,912
8% 3/15/39		4,255,000	4,760,281
TOTAL JAMAICA			13,037,393
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		17,613,000	17,524,935
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (h)		6,015,000	6,141,315
6.875% 6/24/24 (h)		11,930,000	12,103,939
TOTAL KENYA			18,245,254
Lebanon - 1.7%
Lebanese Republic:
5% 10/12/17		6,160,000	6,221,600
5.15% 11/12/18		10,225,000	10,288,906
5.45% 11/28/19		9,855,000	9,916,594
6.1% 10/4/22		9,845,000	9,990,509
6.6% 11/27/26		10,440,000	10,685,340
6.65% 2/26/30(Reg. S)		11,250,000	11,475,000
6.75% 11/29/27 (Reg. S)		10,070,000	10,422,450
9% 3/20/17		7,145,000	7,680,875
TOTAL LEBANON			76,681,274
Mexico - 2.1%
Comision Federal de Electricid:
4.875% 1/15/24 (h)		14,260,000	14,580,850
5.75% 2/14/42 (Reg. S)		4,670,000	4,560,629
United Mexican States:
5.75% 10/12/2110		18,870,000	18,539,775
6.05% 1/11/40		21,243,000	24,110,805
8.3% 8/15/31		6,470,000	9,527,075
11.5% 5/15/26		13,860,000	22,487,850
TOTAL MEXICO			93,806,984
Government Obligations - continued
		Principal Amount (e)	Value
Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		$ 4,145,000	$ 3,968,838
5.125% 12/5/22 (Reg. S)		4,790,000	4,322,975
TOTAL MONGOLIA			8,291,813
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (h)		8,890,000	9,067,800
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (h)		2,580,000	2,763,386
Netherlands - 0.3%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		15,235,000	15,208,339
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (h)		4,955,000	5,147,006
7.125% 3/31/16 (h)		2,568,000	2,635,410
7.25% 4/15/19 (h)		7,305,000	7,656,626
8.25% 4/15/24 (h)		6,635,000	7,215,563
TOTAL PAKISTAN			22,654,605
Panama - 0.8%
Panamanian Republic:
4% 9/22/24		7,325,000	7,361,625
7.125% 1/29/26		5,975,000	7,528,500
8.875% 9/30/27		7,110,000	10,060,650
9.375% 4/1/29		8,030,000	11,884,400
TOTAL PANAMA			36,835,175
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		9,350,000	14,118,500
Philippines - 1.5%
Philippine Republic:
6.375% 10/23/34		7,995,000	10,603,369
7.75% 1/14/31		7,365,000	10,624,013
9.5% 2/2/30		11,235,000	18,186,656
10.625% 3/16/25		16,730,000	26,705,263
TOTAL PHILIPPINES			66,119,301
Qatar - 0.2%
State of Qatar 4.5% 1/20/22 (h)		6,100,000	6,769,475
Government Obligations - continued
		Principal Amount (e)	Value
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (h)		$ 9,355,000	$ 9,587,940
4.875% 1/22/24 (h)		6,460,000	6,815,300
6.75% 2/7/22 (h)		16,541,000	19,311,618
TOTAL ROMANIA			35,714,858
Russia - 6.1%
Russian Federation:
4.5% 4/4/22 (h)		9,215,000	9,019,181
4.875% 9/16/23 (h)		19,310,000	19,097,590
5% 4/29/20 (h)		23,415,000	24,030,815
5.625% 4/4/42 (h)		27,245,000	25,610,300
5.875% 9/16/43 (h)		9,265,000	8,924,419
7.5% 3/31/30 (Reg. S)		81,265,625	95,201,705
11% 7/24/18 (Reg. S)		6,398,000	7,744,907
12.75% 6/24/28 (Reg. S)		52,187,000	81,716,492
TOTAL RUSSIA			271,345,409
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (h)		3,835,000	3,673,930
8.75% 5/13/21 (h)		5,995,000	6,655,649
TOTAL SENEGAL			10,329,579
Serbia - 0.8%
Republic of Serbia:
4.875% 2/25/20 (h)		5,565,000	5,617,311
5.25% 11/21/17 (h)		4,295,000	4,437,165
5.875% 12/3/18 (h)		10,405,000	10,938,256
7.25% 9/28/21 (h)		14,335,000	16,055,200
TOTAL SERBIA			37,047,932
South Africa - 0.6%
South African Republic:
5.5% 3/9/20		13,355,000	14,530,240
5.875% 9/16/25		12,860,000	14,246,874
TOTAL SOUTH AFRICA			28,777,114
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (h)		2,340,000	2,328,300
5.875% 7/25/22 (h)		4,225,000	4,151,063
Government Obligations - continued
		Principal Amount (e)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
6% 1/14/19 (h)		$ 4,680,000	$ 4,779,450
6.25% 10/4/20 (h)		5,145,000	5,267,451
6.25% 7/27/21 (h)		5,125,000	5,195,469
TOTAL SRI LANKA			21,721,733
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (j)		4,555,000	4,606,244
Turkey - 4.8%
Turkish Republic:
4.875% 4/16/43		10,045,000	9,140,548
5.125% 3/25/22		6,195,000	6,489,263
5.625% 3/30/21		14,025,000	15,117,548
5.75% 3/22/24		16,995,000	18,397,088
6% 1/14/41		10,390,000	10,945,865
6.25% 9/26/22		17,510,000	19,478,824
6.75% 5/30/40		6,245,000	7,181,750
6.875% 3/17/36		8,830,000	10,242,800
7% 3/11/19		9,190,000	10,328,641
7% 6/5/20		14,435,000	16,477,033
7.375% 2/5/25		17,355,000	20,826,000
7.5% 11/7/19		38,070,000	43,894,710
8% 2/14/34		4,060,000	5,235,370
11.875% 1/15/30		9,850,000	16,564,745
TOTAL TURKEY			210,320,185
Ukraine - 1.3%
Ukraine Government:
6.25% 6/17/16 (h)		12,025,000	5,952,375
6.58% 11/21/16 (h)		7,315,000	3,620,925
6.75% 11/14/17 (h)		10,335,000	5,084,820
7.5% 4/17/23 (Reg. S)		7,975,000	4,147,000
7.75% 9/23/20 (h)		9,640,000	4,747,700
7.8% 11/28/22 (h)		24,730,000	12,735,950
7.95% 2/23/21 (h)		11,385,000	5,920,200
9.25% 7/24/17 (h)		33,180,000	15,959,580
TOTAL UKRAINE			58,168,550
United States of America - 3.0%
U.S. Treasury Bonds 3% 5/15/45		135,302,000	131,961,636
Government Obligations - continued
		Principal Amount (e)	Value
Uruguay - 0.3%
Uruguay Republic 4.5% 8/14/24		$ 13,350,000	$ 14,017,500
Venezuela - 2.8%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		458,489	4,584,890
6% 12/9/20		16,655,000	6,162,350
7% 12/1/18 (Reg. S)		9,925,000	4,317,375
7% 3/31/38		10,280,000	3,598,000
7.65% 4/21/25		35,330,000	12,895,450
7.75% 10/13/19 (Reg. S)		16,120,000	6,246,500
8.25% 10/13/24		20,705,000	7,712,613
9% 5/7/23 (Reg. S)		28,115,000	10,894,563
9.25% 9/15/27		28,625,000	12,094,063
9.25% 5/7/28 (Reg. S)		48,775,000	18,656,438
9.375% 1/13/34		23,990,000	9,356,100
11.75% 10/21/26 (Reg. S)		16,835,000	7,239,050
11.95% 8/5/31 (Reg. S)		24,090,000	10,298,475
12.75% 8/23/22		16,980,000	7,853,250
TOTAL VENEZUELA			121,909,117
Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (h)		6,305,000	6,305,000
6.75% 1/29/20 (h)		5,702,000	6,300,710
6.75% 1/29/20		680,000	751,400
TOTAL VIETNAM			13,357,110
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (h)		5,105,000	4,409,444
8.5% 4/14/24 (h)		5,710,000	5,738,550
18.25% to 19.5001% 10/5/15 to 12/14/15	ZMW	73,645,000	9,256,966
TOTAL ZAMBIA			19,404,960
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,246,287,289)			2,203,796,570
Common Stocks - 1.9%
	Shares	Value
Canada - 0.1%
First Quantum Minerals Ltd.	237,800	$ 3,109,106
Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR	500,100	41,143,227
Baidu.com, Inc. sponsored ADR (a)	33,900	6,748,812
Tencent Holdings Ltd.	330,600	6,610,854
TOTAL CAYMAN ISLANDS		54,502,893
China - 0.3%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	259,800	1,246,791
Kweichow Moutai Co. Ltd.	55,700	2,314,321
Ping An Insurance (Group) Co. of China Ltd.	328,864	4,345,608
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	312,000	4,214,177
TOTAL CHINA		12,120,897
Hong Kong - 0.0%
Lenovo Group Ltd.	790,000	1,094,568
India - 0.0%
Bharti Infratel Ltd.	228,573	1,607,537
Israel - 0.0%
Bezeq The Israel Telecommunication Corp. Ltd.	518,800	883,924
Korea (South) - 0.1%
Hyundai Mobis	11,001	2,083,151
SK Hynix, Inc.	32,505	1,228,127
TOTAL KOREA (SOUTH)		3,311,278
Turkey - 0.2%
Akbank T.A.S.	608,000	1,758,143
Arcelik A/S	93,000	504,888
Turkiye Garanti Bankasi A/S	1,114,000	3,474,405
Turkiye Halk Bankasi A/S	432,000	1,990,672
TOTAL TURKEY		7,728,108
TOTAL COMMON STOCKS (Cost $90,186,952)		84,358,311
Investment Companies - 0.9%

United States of America - 0.9%
iShares China Large-Cap ETF (g) (Cost $43,839,199)	881,400	40,632,540
Preferred Securities - 1.5%
	Principal Amount (e)	Value
Cayman Islands - 1.1%
Hutchison Whampoa International 10 Ltd. 6% (h)(i)(j)	$ 47,190,000	$ 48,215,996
China - 0.1%
Sinochem Group 5% (h)(i)(j)	4,460,000	4,661,022
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (h)(i)(j)	6,145,000	6,507,438
India - 0.1%
State Bank of India 6.439% (i)(j)	6,160,000	6,398,526
TOTAL PREFERRED SECURITIES (Cost $65,000,210)		65,782,982
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	378,148,854	378,148,854
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	18,708,200	18,708,200
TOTAL MONEY MARKET FUNDS (Cost $396,857,054)		396,857,054
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $4,576,775,460)		4,403,665,308
NET OTHER ASSETS (LIABILITIES) - 0.3%		12,859,268
NET ASSETS - 100%		$ 4,416,524,576
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
ZMW	-	ZAMBIAN KWACHA (NEW)
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,720,892,681 or 39.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 281,652
Fidelity Securities Lending Cash Central Fund	95,750
Total	$ 377,402
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,588,039	$ 2,588,039	$ -	$ -
Consumer Staples	2,314,321	2,314,321	-	-
Financials	17,029,796	13,555,391	3,474,405	-
Information Technology	56,825,588	50,214,734	6,610,854	-
Materials	3,109,106	3,109,106	-	-
Telecommunication Services	2,491,461	2,491,461	-	-
Corporate Bonds	1,612,237,851	-	1,612,180,994	56,857
Government Obligations	2,203,796,570	-	2,199,211,680	4,584,890
Investment Companies	40,632,540	40,632,540	-	-
Preferred Securities	65,782,982	-	65,782,982	-
Money Market Funds	396,857,054	396,857,054	-	-
Total Investments in Securities:	$ 4,403,665,308	$ 511,762,646	$ 3,887,260,915	$ 4,641,747
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	11.5%
BBB	26.2%
BB	25.0%
B	10.6%
CCC,CC,C	8.2%
Not Rated	3.3%
Equities	2.9%
Short-Term Investments and Net Other Assets	9.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,748,870) - See accompanying schedule: Unaffiliated issuers (cost $4,179,918,406)	$ 4,006,808,254
Fidelity Central Funds (cost $396,857,054)	396,857,054
Total Investments (cost $4,576,775,460)		$ 4,403,665,308
Receivable for fund shares sold		4,372,456
Dividends receivable		18,853
Interest receivable		64,995,308
Distributions receivable from Fidelity Central Funds		93,405
Other receivables		59,899
Total assets		4,473,205,229

Liabilities
Payable for investments purchased	$ 27,207,811
Payable for fund shares redeemed	5,237,860
Distributions payable	2,346,108
Accrued management fee	2,445,019
Other affiliated payables	648,129
Other payables and accrued expenses	87,526
Collateral on securities loaned, at value	18,708,200
Total liabilities		56,680,653

Net Assets		$ 4,416,524,576
Net Assets consist of:
Paid in capital		$ 4,566,958,602
Undistributed net investment income		40,228,903
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,529,613)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(173,133,316)
Net Assets, for 290,264,286 shares outstanding		$ 4,416,524,576
Net Asset Value, offering price and redemption price per share ($4,416,524,576 ÷ 290,264,286 shares)		$ 15.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,266,820
Interest		139,239,501
Income from Fidelity Central Funds		377,402
Total income		142,883,723

Expenses
Management fee	$ 14,706,056
Transfer agent fees	3,083,080
Accounting and security lending fees	776,224
Custodian fees and expenses	61,519
Independent trustees' compensation	9,375
Registration fees	63,918
Audit	45,364
Legal	3,177
Miscellaneous	16,994
Total expenses before reductions	18,765,707
Expense reductions	(67,823)	18,697,884
Net investment income (loss)		124,185,839
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,635,860
Foreign currency transactions	(682,366)
Total net realized gain (loss)		17,953,494
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,860,330)
Assets and liabilities in foreign currencies	52,248
Total change in net unrealized appreciation (depreciation)		(45,808,082)
Net gain (loss)		(27,854,588)
Net increase (decrease) in net assets resulting from operations		$ 96,331,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 124,185,839	$ 249,875,748
Net realized gain (loss)	17,953,494	28,297,471
Change in net unrealized appreciation (depreciation)	(45,808,082)	(108,174,678)
Net increase (decrease) in net assets resulting from operations	96,331,251	169,998,541
Distributions to shareholders from net investment income	(111,693,045)	(223,116,154)
Distributions to shareholders from net realized gain	-	(73,946,434)
Total distributions	(111,693,045)	(297,062,588)
Share transactions
Proceeds from sales of shares	440,916,759	1,272,238,996
Reinvestment of distributions	96,615,553	258,518,108
Cost of shares redeemed	(631,154,941)	(1,397,225,164)
Net increase (decrease) in net assets resulting from share transactions	(93,622,629)	133,531,940
Redemption fees	131,547	455,637
Total increase (decrease) in net assets	(108,852,876)	6,923,530

Net Assets
Beginning of period	4,525,377,452	4,518,453,922
End of period (including undistributed net investment income of $40,228,903 and undistributed net investment income of $27,736,109, respectively)	$ 4,416,524,576	$ 4,525,377,452
Other Information Shares
Sold	28,800,478	78,165,295
Issued in reinvestment of distributions	6,303,581	16,235,442
Redeemed	(41,414,966)	(87,651,601)
Net increase (decrease)	(6,310,907)	6,749,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.26	$ 15.59	$ 17.80	$ 15.83	$ 15.65	$ 15.03
Income from Investment Operations
Net investment income (loss) D	.427	.859	.828	.857	.929	.930
Net realized and unrealized gain (loss)	(.083)	(.173)	(1.952)	2.235	.276	.676
Total from investment operations	.344	.686	(1.124)	3.092	1.205	1.606
Distributions from net investment income	(.384)	(.767)	(.754)	(.778)	(.909)	(.862)
Distributions from net realized gain	-	(.251)	(.336)	(.346)	(.119)	(.130)
Total distributions	(.384)	(1.018)	(1.090)	(1.124)	(1.028)	(.992)
Redemption fees added to paid in capitalD	-H	.002	.004	.002	.003	.006
Net asset value, end of period	$ 15.22	$ 15.26	$ 15.59	$ 17.80	$ 15.83	$ 15.65
Total ReturnB, C	2.26%	4.32%	(6.41)%	20.02%	7.94%	10.94%
Ratios to Average Net AssetsE, G
Expenses before reductions	.85%A	.84%	.84%	.85%	.86%	.88%
Expenses net of fee waivers, if any	.85%A	.84%	.84%	.85%	.86%	.88%
Expenses net of all reductions	.85%A	.84%	.84%	.84%	.86%	.88%
Net investment income (loss)	5.62%A	5.31%	4.96%	5.03%	5.89%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,416,525	$ 4,525,377	$ 4,518,454	$ 7,327,583	$ 4,268,442	$ 4,256,877
Portfolio turnover rateF	134%A	146%	131%	88%	132%	98%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® New Markets Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 120,656,203
Gross unrealized depreciation	(272,773,031)
Net unrealized appreciation (depreciation) on securities	$ (152,116,828)

Tax cost	$ 4,555,782,136

The fund intends to elect to defer to its next fiscal year $22,137,219 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,763,329,429 and $1,946,350,638, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,457 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,648 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $95,750. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $67,281 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $542.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NMI-USAN-0815
1.787782.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2015